Shareholder Report, Average Annual Return (Details) 227136_Hotchkis - Wiley High Yield Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	0.42%	2.87%	4.36%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	4.31%	3.67%	4.76%
ICE BofA U.S. Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Bond Index
Average Annual Return, Percent	4.47%	0.52%	2.71%
ICE BofA BB-B U.S. High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B U.S. High Yield Constrained Index
Average Annual Return, Percent	6.10%	4.01%	5.49%